UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F

			FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
				 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:		Security Capital Research & Management Incorporated
Address:	11 South LaSalle Street, Second Floor
		Chicago, Illinois  60603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered intregal parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Michael J. Heller
Title:		Assistant Controller
Phone:		(312) 345-5826
Signature, Place and Date of Signing

	/s/ Michael J. Heller  Chicago, Illinois  MAY 14, 2002

Report Type:

[x]  13F HOLDING REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers	0

Form 13F Information Table Entry Total	50

Form 13F Information Table Value Total	$1,678,174

List of Other Included Managers		None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                           03748R101    28893   597330 SH       SOLE                   558030             39300
AIMCO Series P                                  03748R861    25140  1003600 SH       SOLE                  1003600
Amli Residential Prop.                          001735109    25835  1024405 SH       SOLE                   960505             63900
Archstone Smith Trust                           039583109   100704  3759017 SH       SOLE                  1929360           1829657
Archstone Smith Trust Series A                  039581202    10746   296850 SH       SOLE                   296850
Arden Realty                                    039793104    68728  2420005 SH       SOLE                  1217805           1202200
AvalonBay Communities                           053484101   143984  2891251 SH       SOLE                  1599348           1291903
Boston Properties, Inc.                         101121101    45899  1163465 SH       SOLE                   926215            237250
Brandywine Realty Trust                         105368203    25920  1084500 SH       SOLE                  1084500
Brookfield Properties                           112900105      706    37140 SH       SOLE                    37140
CarrAmerica Realty                              144418100    26936   857570 SH       SOLE                   797070             60500
Chateau Communities Inc.                        161726104     2224    77400 SH       SOLE                    71800              5600
Corporate Office Properties                     22002T108    15347  1171490 SH       SOLE                  1085470             86020
Crescent Real Estate Series A                   225756204    21366  1085100 SH       SOLE                  1085100
Equity Office Properties Trust                  294741103    22150   738574 SH       SOLE                   696309             42265
Essex Property Trust                            297178105    85092  1630740 SH       SOLE                   829240            801500
Fairmont Hotels & Resorts                       305204109     1464    51740 SH       SOLE                    49140              2600
Federal Realty Investment Trus                  313747206    50335  1960835 SH       SOLE                  1860235            100600
Felcor Lodging Trust Inc.                       31430F101    22806  1073225 SH       SOLE                   977725             95500
First Industrial Realty Trust,                  32054K103    31161   909800 SH       SOLE                   909800
Gables Residential Trust                        362418105     9958   320700 SH       SOLE                   320700
General Growth Properties                       370021107     3464    78365 SH       SOLE                    78365
Glenborough Realty                              37803P105     5063   235500 SH       SOLE                   235500
Glenborough Realty Series A                     37803P204     3010   136500 SH       SOLE                   136500
Great Lakes REIT, Inc.                          390752103     9942   586900 SH       SOLE                   586900
HRPT Properties                                 40426W101    32930  3658900 SH       SOLE                  3658900
Health Care Properties                          421915109    25709   634000 SH       SOLE                   634000
Highwoods Properties                            431284108    30000  1068000 SH       SOLE                  1068000
IRT Property Company                            450058102     8913   771700 SH       SOLE                   771700
KIMCO Realty Corp.                              49446R109    17121   523590 SH       SOLE                   484990             38600
Liberty Property Trust                          531172104     2625    81405 SH       SOLE                    81405
Macerich Company                                554382101    55558  1842710 SH       SOLE                  1431310            411400
Mack-Cali Realty Corporation                    554489104   161792  4665290 SH       SOLE                  3142490           1522800
Nationwide Health Properties                    638620104    26507  1315500 SH       SOLE                  1315500
New Plan Excel Realty Trust                     648053106    25774  1285500 SH       SOLE                  1285500
Pan Pacific Retail                              69806L104    15216   497735 SH       SOLE                   459635             38100
Post Properties Inc.                            737464107    85354  2540290 SH       SOLE                  1945990            594300
Prentiss Properties                             740706106      549    18610 SH       SOLE                    18610
Public Storage Inc.                             74460D109    38183  1031690 SH       SOLE                   959690             72000
Reckson Assoc Realty Series A                   75621K205     4556   187500 SH       SOLE                   187500
Rouse Company                                   779273101    25713   829975 SH       SOLE                   767475             62500
Rouse Company Series B                          779273309     2287    51100 SH       SOLE                    51100
SL Green Realty Corp.                           78440X101    19765   588230 SH       SOLE                   555130             33100
SPG Properties Series B 6.5%                    828806406     4424    50000 SH       SOLE                    50000
Senior Housing Property                         81721M109    31123  2161330 SH       SOLE                  2134130             27200
Shurgard Storage Ctr-A                          82567D104      349    10300 SH       SOLE                    10300
Simon Property Group Inc.                       828806109    96447  2955790 SH       SOLE                  1635290           1320500
Starwood Hotels & Resorts                       85590A203    96563  2567495 SH       SOLE                  1373395           1194100
Taubman Centers, Inc.                           876664103    59254  3934525 SH       SOLE                  2233825           1700700
Vornado Realty Trust                            929042109    24590   556840 SH       SOLE                   515240             41600

Report Summary				50 Data Records		1,678,174		0 Other managers on whose behalf report is filed